Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	BGC Partners, Inc.
Entity Central Index Key	0001094831
Document Type	8-K
Document Period End Date	Mar. 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer